Note 11 - Commitments and Contingencies: Settlement of Patent Dispute: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule

Three Month Period Ended	Due Date	Amount

March 31, 2015	May 15, 2015	$75,000
June 30, 2015	August 14, 2015	$75,000
September 30, 2015	November 14, 2015	$75,000
December 31, 2015	February 14, 2016	$75,000
March 31, 2016	May 15, 2016	$75,000
June 30, 2016	August 14, 2016	$100,000
September 30, 2016	November 14, 2016	$100,000
December 31, 2016	February 14, 2017	$100,000
March 31, 2017	May 15, 2017	$100,000
June 30, 2017	August 14, 2017	$100,000
September 30, 2017	November 14, 2017	$100,000
December 31, 2017	February 14, 2018	$100,000
March 31, 2018	May 15, 2018	$100,000
June 30, 2018	August 14, 2018	$125,000
September 30, 2018	November 14, 2018	$125,000
December 31, 2018	February 14, 2019	$125,000
March 31, 2019	May 15, 2019	$125,000
Each quarter end thereafter	45 days after each quarter end	$150,000